Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of long-term investments
	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments:
Other equity method investments(a)	6,929	6,929

Equity securities without readily determinable fair values investments:
Green fire Decoration Engineering (Beijing) Co., Ltd. (Green Fire)(b)	13,821	13,821
Other equity securities without readily determinable fair values investments(c)	15,910	15,910
Less: impairment loss on long-term investments	(14,429)	(14,429)
Total	22,231	22,231